UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4840

The Tocqueville Trust
 (Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
 (Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
 (Name and address of agent for service)

(212) 698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period:  July 31, 2018

Item 1. Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of July 31, 2018
(Unaudited)
	Shares	Value
Common Stocks - 95.9%
Automobiles & Components - 1.2%
Ford Motor Co.	350,000	$3,514,000
Banks - 2.1%
Bank of America Corp.	100,000	3,088,000
Wells Fargo & Co.	50,000	2,864,500
		5,952,500
Capital Goods - 9.3%
Arconic, Inc.	175,000	3,795,750
Caterpillar, Inc.	25,000	3,595,000
Fluor Corp.	25,000	1,281,250
General Electric Co.	400,000	5,452,000
Illinois Tool Works, Inc.	40,000	5,733,200
The Boeing Co.	20,000	7,126,000
		26,983,200
Commercial & Professional Services - 1.0%
Steelcase, Inc. - Class A	200,000	2,750,000
Consumer Services - 3.1%
Las Vegas Sands Corp.	40,000	2,876,000
McDonald's Corp.	35,000	5,513,900
Zoe's Kitchen, Inc. (a)	50,000	487,500
		8,877,400
Diversified Financials - 2.8%
Synchrony Financial	50,000	1,447,000
The Bank of New York Mellon Corp.	125,000	6,683,750
		8,130,750
Energy - 7.6%
Baker Hughes a GE Co.	100,000	3,458,000
Exxon Mobil Corp.	100,000	8,151,000
Noble Energy, Inc.	100,000	3,609,000
Schlumberger Ltd. (b)	100,000	6,752,000
		21,970,000
Food & Staples Retailing - 3.1%
Walmart, Inc.	100,000	8,923,000
Food, Beverage & Tobacco - 3.8%
Campbell Soup Co.	100,000	4,090,000
The Coca-Cola Co.	150,000	6,994,500
		11,084,500
Health Care Equipment & Services - 1.1%
Abbott Laboratories	50,000	3,277,000
Household & Personal Products - 5.1%
Colgate-Palmolive Co.	100,000	6,701,000
The Procter & Gamble Co.	100,000	8,088,000
		14,789,000

Insurance - 2.8%
Aflac, Inc.	100,000	4,654,000
Brighthouse Financial, Inc. (a)	25,000	1,085,750
MetLife, Inc.	50,000	2,287,000
		8,026,750
Materials - 6.3%
BHP Billiton Ltd. - ADR (b)	50,000	2,613,000
DowDuPont, Inc.	100,000	6,877,000
Eagle Materials, Inc.	25,000	2,483,750
Nutrien Ltd. (b)	40,000	2,168,400
Sonoco Products Co.	75,000	4,186,500
		18,328,650
Media - 1.6%
The Walt Disney Co.	40,000	4,542,400
Pharmaceuticals, Biotechnology & Life Sciences - 11.2%
Biogen, Inc. (a)	10,000	3,343,700
Ionis Pharmaceuticals, Inc. (a)	75,000	3,276,000
Johnson & Johnson	70,000	9,276,400
Merck & Co., Inc.	125,000	8,233,750
Nektar Therapeutics (a)	5,000	263,000
Pfizer, Inc.	200,000	7,986,000
		32,378,850
Retailing - 3.3%
Amazon.com, Inc. (a)	5,000	8,887,200
JD.com, Inc. - ADR (a)(b)	20,000	717,200
		9,604,400
Semiconductors & Semiconductor Equipment - 6.1%
Applied Materials, Inc.	150,000	7,294,500
Intel Corp.	150,000	7,215,000
QUALCOMM, Inc.	50,000	3,204,500
		17,714,000
Software & Services - 11.9%
Alphabet, Inc. - Class A (a)	7,000	8,590,540
Automatic Data Processing, Inc.	75,000	10,124,250
Facebook, Inc. - Class A (a)	30,000	5,177,400
Microsoft Corp.	100,000	10,608,000
		34,500,190
Technology Hardware & Equipment - 3.8%
Apple, Inc.	50,000	9,514,500
Bio-key International, Inc. (a)(c)(d) (Originally acquired 09/16/05, Cost $0)	1,963	–
Coherent, Inc. (a)	10,000	1,580,600
		11,095,100
Telecommunication Services - 1.8%
Verizon Communications, Inc.	100,000	5,164,000
Transportation - 2.5%
Delta Air Lines, Inc.	100,000	5,442,000
Kansas City Southern	15,000	1,744,050
		7,186,050
Utilities - 4.4%
NextEra Energy, Inc.	75,000	12,565,500
Total Common Stocks (Cost $148,263,139)		277,357,240

Preferred Stock - 0.0%
Health Care Equipment & Supplies - 0.0%
Zymequest, Inc. (c)(d) (Originally acquired 10/13/16, Cost $0)	400,000	1,600
Total Preferred Stock (Cost $0)		1,600

Real Estate Investment Trust (REIT) - 2.4%
Real Estate - 2.4%
Weyerhaeuser Co.	200,000	6,836,000
Total Real Estate Investment Trust (Cost $3,645,642)		6,836,000

Exchange-Traded Fund (ETF) - 1.2%
Metals and Mining - 1.2%
SPDR S&P Metals & Mining ETF	100,000	3,592,000
Total Exchange-Traded Fund (Cost $1,495,845)		3,592,000

Short-Term Investment - 0.6%
Money Market Fund - 0.6%
STIT-Treasury Portfolio - Institutional Class, 1.790% (e)	1,641,395	1,641,395
Total Short-Term Investment (Cost $1,641,395)		1,641,395

Total Investments (Cost $155,046,021) - 100.1%		289,428,235
Liabilities in Excess of Other Assets - (0.1)%		(207,236)
Total Net Assets - 100.0%		$289,220,999

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing security.
(b)	Foreign issued Security. Foreign Concentration (including ADR's) was as follows: Australia 0.9%; Canada 0.7%; Cayman Islands 0.2%; Curacao 2.3%.
(c)	Denotes a security that is either fully or partially restricted to resale. The aggregate value of restricted securities as of July 31, 2018 was $1,600 which represented 0.0% of net assets.
(d)
Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a Level 3 security. See Footnote 1. The aggregate value of fair value securities as of July 31, 2018 was $1,600 which represented 0.0% of net assets.

(e)	Rate listed is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Tocqueville Opportunity Fund
Schedule of Investments as of July 31, 2018
(Unaudited)
	Shares	Value
Common Stocks - 99.2%
Automobiles & Components - 0.0%
Delphi Technologies PLC (a)	166	$7,498
Capital Goods - 5.8%
AO Smith Corp.	2,000	119,060
Beacon Roofing Supply, Inc. (b)	500	21,040
Builders FirstSource, Inc. (b)	7,500	134,475
Donaldson Co., Inc.	500	23,850
Esterline Technologies Corp. (b)	500	42,650
Fortune Brands Home & Security, Inc.	1,000	58,000
Granite Construction, Inc.	1,500	80,925
HD Supply Holdings, Inc. (b)	500	21,990
HEICO Corp.	2,344	178,992
Hexcel Corp.	600	41,406
Hubbell, Inc.	500	61,625
IDEX Corp.	3,000	460,740
Lennox International, Inc.	2,500	542,700
Lincoln Electric Holdings, Inc.	2,000	187,880
Masco Corp.	1,000	40,330
Masonite International Corp. (a)(b)	500	34,125
MasTec, Inc. (b)	1,000	46,550
Nordson Corp.	1,500	201,165
Owens Corning	1,000	62,220
RBC Bearings, Inc. (b)	1,000	145,380
Rockwell Automation, Inc.	2,000	375,120
SiteOne Landscape Supply, Inc. (b)	4,000	356,640
Spirit AeroSystems Holdings, Inc. - Class A	5,000	466,250
Stanley Black & Decker, Inc.	1,000	149,470
Terex Corp.	3,000	132,360
The Toro Co.	1,000	60,190
TransDigm Group, Inc.	100	37,554
Trex Co., Inc. (b)	3,000	233,220
United Rentals, Inc. (b)	1,000	148,800
Universal Forest Products, Inc.	3,000	110,520
WABCO Holdings, Inc. (b)	500	62,840
Watsco, Inc.	3,000	517,530
Welbilt, Inc. (b)	1,500	34,200
Woodward, Inc.	1,000	83,210
		5,273,007
Commercial & Professional Services - 0.9%
Copart, Inc. (b)	3,000	172,170
Robert Half International, Inc.	1,000	75,760
TransUnion	8,500	615,400
		863,330

Consumer Durables & Apparel - 0.4%
Cavco Industries, Inc. (b)	500	106,225
Leggett & Platt, Inc.	3,000	130,710
Lululemon Athletica, Inc. (b)	700	83,965
Mohawk Industries, Inc. (b)	500	94,180
		415,080
Consumer Services - 0.6%
Domino's Pizza, Inc.	1,000	262,660
Restaurant Brands International LP (b)	37	2,332
Vail Resorts, Inc.	1,000	276,870
		541,862
Diversified Financials - 1.4%
CME Group, Inc.	1,000	159,120
FactSet Research Systems, Inc.	400	80,544
MarketAxess Holdings, Inc.	150	29,066
MSCI, Inc.	1,500	249,285
S&P Global, Inc.	3,500	701,540
SEI Investments Co.	500	29,970
		1,249,525
Health Care Equipment & Services - 3.2%
ABIOMED, Inc. (b)	1,300	460,889
Align Technology, Inc. (b)	800	285,320
Glaukos Corp. (b)	500	20,805
IDEXX Laboratories, Inc. (b)	900	220,437
Intuitive Surgical, Inc. (b)	1,300	660,647
iRhythm Technologies, Inc. (b)	3,500	264,425
K2M Group Holdings, Inc. (b)	500	10,185
Medidata Solutions, Inc. (b)	3,500	260,085
Pulse Biosciences, Inc. (b)	1,000	13,360
Teleflex, Inc.	1,000	272,710
Veeva Systems, Inc. - Class A (b)	6,000	453,780
		2,922,643
Materials - 0.7%
Berry Global Group, Inc. (b)	1,500	73,275
The Chemours Co.	1,000	45,810
Eagle Materials, Inc.	500	49,675
Martin Marietta Materials, Inc.	1,000	199,420
Packaging Corp. of America	1,500	169,350
Vulcan Materials Co.	500	56,000
Worthington Industries, Inc.	1,500	70,230
		663,760
Pharmaceuticals, Biotechnology & Life Sciences - 25.7%
Abeona Therapeutics, Inc. (b)	7,500	108,375
Aclaris Therapeutics, Inc. (b)	500	8,570
Adaptimmune Therapeutics PLC - ADR (a)(b)	5,000	48,900
Aerie Pharmaceuticals, Inc. (b)	19,000	1,283,450
Alnylam Pharmaceuticals, Inc. (b)	12,000	1,140,000
Atara Biotherapeutics, Inc. (b)	6,500	244,075
Audentes Therapeutics, Inc. (b)	7,500	282,375
BeiGene Ltd. - ADR (a)(b)	2,000	379,320
Bellicum Pharmaceuticals, Inc. (b)	1,000	6,360
BioMarin Pharmaceutical, Inc. (b)	2,500	251,400
Bluebird Bio, Inc. (b)	20,000	3,098,000
Blueprint Medicines Corp. (b)	500	29,770
Cellectis SA - ADR (a)(b)	500	14,450

Clovis Oncology, Inc. (b)	5,000	220,700
CRISPR Therapeutics AG (a)(b)	15,000	716,100
Editas Medicine, Inc. (b)	14,000	416,360
Five Prime Therapeutics, Inc. (b)	3,000	44,700
Forward Pharma A/S - ADR (a)	1,000	2,750
Genfit (a)(b)	500	14,161
Genmab A/S (a)(b)	2,500	428,400
Global Blood Therapeutics, Inc. (b)	1,500	62,700
GW Pharmaceuticals PLC - ADR (a)(b)	1,500	202,605
Immunomedics, Inc. (b)	36,500	873,445
Incyte Corp. (b)	1,000	66,540
Inovio Pharmaceuticals, Inc. (b)	1,000	4,010
Intellia Therapeutics, Inc. (b)	14,500	385,990
Intercept Pharmaceuticals, Inc. (b)	3,000	273,420
Intra-Cellular Therapies, Inc. (b)	10,000	200,700
Iovance Biotherapeutics, Inc. (b)	10,000	142,000
Jounce Therapeutics, Inc. (b)	2,500	17,650
La Jolla Pharmaceutical Co. (b)	4,000	132,280
Loxo Oncology, Inc. (b)	5,000	837,950
Madrigal Pharmaceuticals, Inc. (b)	3,100	796,793
Neurocrine Biosciences, Inc. (b)	4,500	452,205
Pacira Pharmaceuticals, Inc. (b)	10,000	402,000
REGENXBIO, Inc. (b)	10,000	703,000
Sage Therapeutics, Inc. (b)	28,000	4,040,960
Sangamo Therapeutics, Inc. (b)	6,500	88,725
Sarepta Therapeutics, Inc. (b)	23,000	2,673,520
Seattle Genetics, Inc. (b)	2,500	176,000
Spark Therapeutics, Inc. (b)	16,000	1,227,520
Ultragenyx Pharmaceutical, Inc. (b)	500	39,555
Vertex Pharmaceuticals, Inc. (b)	100	17,505
Voyager Therapeutics, Inc. (b)	35,000	660,100
Xencor, Inc. (b)	1,000	37,220
Zogenix, Inc. (b)	4,000	227,000
		23,479,609
Retailing - 3.2%
Amazon.com, Inc. (b)	1,250	2,221,800
Booking Holdings, Inc. (b)	125	253,590
Pool Corp.	2,000	306,500
RH (b)	1,000	135,860
		2,917,750
Semiconductors & Semiconductor Equipment - 8.8%
Advanced Micro Devices, Inc. (b)	25,000	458,250
ams AG (a)	18,500	1,335,162
ASML Holding NV - ADR (a)	2,200	470,800
Integrated Device Technology, Inc. (b)	5,500	189,365
MACOM Technology Solutions Holdings, Inc. (b)	500	10,415
Marvell Technology Group Ltd. (a)	7,500	159,825
MKS Instruments, Inc.	1,500	141,450
NVIDIA Corp.	20,500	5,019,630
Silicon Laboratories, Inc. (b)	2,000	190,500
Xilinx, Inc.	500	36,035
		8,011,432

Software & Services - 45.6%
Activision Blizzard, Inc.	1,000	73,420
Adobe Systems, Inc. (b)	5,500	1,345,740
Alliance Data Systems Corp.	200	44,976
Alphabet, Inc. - Class C (b)	800	973,808
ANSYS, Inc. (b)	1,500	253,320
Appian Corp. (b)	6,000	186,480
Apptio, Inc. - Class A (b)	7,000	234,990
Aspen Technology, Inc. (b)	3,000	287,370
Atlassian Corp PLC - Class A (a)(b)	7,000	506,870
Autodesk, Inc. (b)	500	64,220
Black Knight, Inc. (b)	2,500	129,125
Broadridge Financial Solutions, Inc.	4,500	508,410
Cadence Design Systems, Inc. (b)	5,000	220,450
Cloudera, Inc. (b)	6,500	87,035
CoStar Group, Inc. (b)	1,400	582,190
Coupa Software, Inc. (b)	20,000	1,226,200
DocuSign, Inc. (b)	12,000	646,800
Dropbox, Inc. - Class A (b)	9,000	240,930
EPAM Systems, Inc. (b)	2,000	260,420
Euronet Worldwide, Inc. (b)	2,000	183,880
Fair Isaac Corp. (b)	2,500	503,650
Fidelity National Information Services, Inc.	500	51,565
Fiserv, Inc. (b)	3,000	226,440
Fortinet, Inc. (b)	4,500	283,095
Gartner, Inc. (b)	1,000	135,430
Global Payments, Inc.	3,500	393,995
GoDaddy, Inc. (b)	6,000	441,720
GrubHub, Inc. (b)	6,000	731,340
Guidewire Software, Inc. (b)	3,000	258,600
HubSpot, Inc. (b)	2,000	248,200
Match Group, Inc. (b)	500	18,060
Microsoft Corp.	12,000	1,272,960
MongoDB, Inc. (b)	2,000	108,220
New Relic, Inc. (b)	35,500	3,468,350
Nutanix, Inc. - Class A (b)	31,000	1,515,590
Okta, Inc. (b)	19,000	943,350
Paycom Software, Inc. (b)	15,000	1,593,750
Paylocity Holding Corp. (b)	17,500	1,015,000
PayPal Holdings, Inc. (b)	11,000	903,540
Pegasystems, Inc.	4,500	250,200
Proofpoint, Inc. (b)	11,500	1,311,575
PTC, Inc. (b)	3,000	275,730
RealPage, Inc. (b)	3,500	192,850
Red Hat, Inc. (b)	1,000	141,230
salesforce.com, Inc. (b)	10,000	1,371,500
ServiceNow, Inc. (b)	24,500	4,311,020
Shopify, Inc. - Class A (a)(b)	15,000	2,073,150
Splunk, Inc. (b)	11,000	1,057,100
Spotify Technology SA (a)(b)	3,000	548,490
Square, Inc. - Class A (b)	11,000	711,150
SS&C Technologies Holdings, Inc.	2,000	106,140

Tableau Software, Inc. - Class A (b)	8,000	824,560
Talend SA - ADR (a)(b)	2,000	118,300
Tencent Holdings Ltd. (a)	2,000	90,508
The Ultimate Software Group, Inc. (b)	1,550	429,179
Total System Services, Inc.	3,000	274,620
Tyler Technologies, Inc. (b)	1,500	337,485
Upland Software, Inc. (b)	8,500	266,220
WEX, Inc. (b)	1,500	284,730
Wirecard AG (a)	2,500	467,007
Workday, Inc. - Class A (b)	22,000	2,728,440
Worldpay, Inc. - Class A (b)	6,500	534,235
Zendesk, Inc. (b)	16,000	871,520
		41,746,428
Technology Hardware & Equipment - 2.7%
Apple, Inc.	5,000	951,450
Arista Networks, Inc. (b)	500	127,865
II-VI, Inc. (b)	1,000	39,200
Lumentum Holdings, Inc. (b)	4,000	209,000
Palo Alto Networks, Inc. (b)	3,500	693,910
Universal Display Corp.	3,000	288,900
Viavi Solutions, Inc. (b)	15,000	151,800
		2,462,125
Transportation - 0.2%
JB Hunt Transport Services, Inc.	800	95,920
Knight-Swift Transportation Holdings, Inc.	500	16,275
Werner Enterprises, Inc.	3,000	111,750
		223,945
Total Common Stocks (Cost $62,976,512)		90,777,993

Real Estate Investment Trusts (REITS) - 0.3%
Real Estate - 0.3%
Equinix, Inc.	1	439
Digital Realty Trust, Inc.	2,272	275,866
Total Real Estate Investment Trusts (Cost $260,455)		276,306

Purchased Call Options - 0.6%	Contracts
Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
BioMarin Pharmaceutical, Inc.
Expiration: October 2018, Exercise Price $90.00 (b)	100	136,000
Intra-Cellular Therapies, Inc.
Expiration: August 2018, Exercise Price $22.50 (b)	350	28,000
		164,000
Software & Services - 0.3%
Alphabet, Inc.
Expiration: September 2018, Exercise Price $1,100.00 (b)	25	331,750
Transportation - 0.1%
United Parcel Service, Inc.
Expiration: October 2018, Exercise Price $115.00 (b)	150	99,000
Total Purchased Options (Cost $448,010)		594,750

Short-Term Investment - 0.3%	Shares
Money Market Fund - 0.3%
STIT-Treasury Portfolio - Instiutional Class, 1.790% (c)	238,339	238,339
Total Short-Term Investments (Cost $238,339)		238,339

Total Investments (Cost $63,923,316) - 100.4%		91,887,388
Liabilities in Excess of Other Assets - (0.4)%		(380,913)
Total Net Assets - 100.0%		$91,506,475

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)
Foreign issued Security.  Foreign Concentration (including ADR's) was as follows: Austria 1.5%, Bermuda 0.2%; Canada 2.3%; Cayman Islands 0.5%, Denmark 0.5%; France 0.2%; Germany 0.5%; Jersey 0.0%, Luxembourg 0.6%; Netherlands 0.5%; Switzerland 0.8%; United Kingdom 0.8%.

(b)	Non-income producing security.
(c)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Tocqueville International Value Fund
Schedule of Investments as of July 31, 2018
(Unaudited)
	Shares	Value
Common Stocks - 91.2%
Australia - 2.3%
BHP Billiton Ltd. - ADR	572,130	$29,899,514
Belgium - 2.3%
Groupe Bruxelles Lambert SA	282,712	30,032,025
Brazil - 1.6%
Ambev SA - ADR	4,081,500	20,978,910
Canada - 1.9%
Nutrien Ltd.	467,654	25,351,523
Denmark - 2.7%
ISS A/S	929,275	34,711,330
Finland - 1.7%
Nokia OYJ - ADR	4,136,100	22,334,940
France - 14.6%
Atos SE	49,831	6,677,190
Bollore SA	6,321,729	29,391,361
Bureau Veritas SA	1,191,573	30,653,637
Cie de Saint-Gobain	576,528	25,631,341
IPSOS	363,804	12,156,375
Publicis Groupe SA	322,575	20,585,490
Sanofi	415,666	36,161,237
Sopra Steria Group	161,782	28,616,075
		189,872,706
Germany - 8.9%
Bayer AG	330,162	36,755,828
Infineon Technologies AG	1,034,069	27,384,888
Siemens AG - ADR	470,230	33,235,856
Wacker Chemie AG	47,100	6,848,190
Wacker Neuson SE	443,119	11,444,124
		115,668,886
Hong Kong - 1.4%
Clear Media Ltd. (a) (Originally acquired 10/08/2009, Cost $14,895,581)	15,955,100	12,196,457
Kerry Logistics Network Ltd.	4,409,500	5,775,291
		17,971,748
Ireland - 2.3%
CRH PLC	858,588	29,365,974
Japan - 16.6%
Amano Corp.	1,144,400	23,541,971
Asics Corp.	1,446,600	23,540,814
FANUC Corp.	131,370	26,489,566
Hitachi Ltd.	3,726,840	26,053,451
Hoya Corp.	336,600	20,254,820
Kao Corp.	350,900	25,633,945
Makita Corp.	530,000	23,842,651
Mitsubishi UFJ Financial Group, Inc.	4,768,800	29,265,487
SMC Corp.	29,515	10,001,419
Toho Co. Ltd.	286,380	8,551,156
		217,175,280

Netherlands - 3.2%
Akzo Nobel NV	234,350	21,644,684
Unilever NV - ADR	358,000	20,570,680
		42,215,364
Netherlands Antilles - 2.3%
Schlumberger Ltd.	454,200	30,667,584
Republic of Korea - 1.4%
KT&G Corp.	178,400	17,637,702
Spain - 4.2%
Applus Services SA	2,255,869	32,661,110
Banco Santander SA	3,957,500	22,233,604
		54,894,714
Sweden - 1.7%
Getinge AB - Class B	1,111,253	11,946,629
Telefonaktiebolaget LM Ericsson - Class B	1,326,246	10,411,372
		22,358,001
Switzerland - 5.9%
Credit Suisse Group AG - ADR	1,468,378	23,582,151
Novartis AG - ADR	356,700	29,927,130
UBS Group AG	1,459,113	23,958,635
		77,467,916
United Kingdom - 12.9%
AVEVA Group PLC	592,800	20,452,086
British American Tobacco PLC - ADR	414,300	22,695,354
Diageo PLC - ADR	157,490	23,193,552
Lloyds Banking Group PLC	24,493,812	20,076,934
Micro Focus International PLC	1,225,900	20,003,448
Royal Dutch Shell PLC - Class B - ADR	457,658	32,512,024
Smiths Group PLC	1,384,614	29,261,491
		168,194,889
United States - 3.3%
Aflac, Inc.	684,300	31,847,322
Estre Ambiental SA (b)	1,440,000	11,736,000
		43,583,322
Total Common Stocks (Cost $1,055,161,269)		1,190,382,328

Preferred Stock - 2.0%
Republic of Korea - 2.0%
Samsung Electronics Co., Ltd.	772,300	26,513,195
Total Preferred Stock (Cost $18,539,806)		26,513,195

Short-Term Investments - 6.5%
Money Market Fund - 5.0%
STIT-Treasury Portfolio - Instiutional Class, 1.790% (c)	64,500,000	64,500,000

	Principal
Money Market Deposit Account - 1.5%	Amount
U.S. Bank Money Market Deposit Account, 0.300% (d)	$20,075,222	20,075,222
Total Short-Term Investments (Cost $84,575,222)		84,575,222

Total Investments (Cost $1,158,276,297) - 99.7%		1,301,470,745
Other Assets in Excess of Liabilities - 0.3%		3,439,084
Total Net Assets - 100.0%		$1,304,909,829

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Denotes a security that is either fully or partially restricted to resale. The value of restricted securities as of July 31, 2018 was $12,196,457, which represented 0.9% of net assets.
(b)	Non-income producing security.
(c)	Rate listed is the 7-day effective yield.
(d)	Variable Rate security. The rate listed is as of 7/31/2018.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Tocqueville Gold Fund
Schedule of Investments as of July 31, 2018
(Unaudited)
	Shares	Value
Common Stocks - 82.3%
Gold Related Securities - 73.6%
Australia - 5.5%
Evolution Mining Ltd.	12,386,774	$25,675,599
Newcrest Mining Ltd.	654,300	10,514,572
Northern Star Resources Ltd.	3,187,500	17,050,647
		53,240,818
Canada - 57.2%
Agnico Eagle Mines Ltd.	236,200	9,892,056
Agnico Eagle Mines Ltd. (a)	526,485	22,057,449
Alacer Gold Corp. (b)	4,091,800	8,870,259
Alamos Gold, Inc. - Class A	2,469,500	13,409,385
Almaden Minerals Ltd. - Class B (b)(c)	5,607,319	3,793,244
Argonaut Gold, Inc. (b)(c)	2,837,000	4,797,940
ATAC Resources Ltd. (b)(c)	9,784,891	3,986,618
B2Gold Corp. (b)	9,273,700	22,998,776
Barkerville Gold Mines Ltd. (b)	7,110,000	2,377,561
Corvus Gold, Inc. (b)(c)	3,226,901	6,582,878
Corvus Gold, Inc. (a)(b)(c)	13,578,800	27,661,775
Corvus Gold, Inc. (b)(c)	1,739,130	3,542,833
Detour Gold Corp. (b)	4,470,100	44,053,258
East Asia Minerals Corp. (b)(c)	13,290,994	561,944
Falco Resources Ltd. (b)(c)	16,222,300	5,985,858
Franco-Nevada Corp.	605,900	44,444,000
GoGold Resources, Inc. (b)	4,455,000	1,284,256
Goldcorp, Inc.	1,935,910	24,197,945
Gold Standard Ventures Corp. (b)	7,011,700	12,235,507
IAMGOLD Corp. (b)	3,880,500	21,342,750
International Tower Hill Mines Ltd. (b)(c)	5,738,836	2,754,067
International Tower Hill Mines Ltd. (a)(b)(c)	20,331,298	9,690,130
Jaguar Mining, Inc. (b)(c)	64,330,707	15,577,639
Kinross Gold Corp. (b)	5,401,200	19,444,320
Novagold Resources, Inc. (b)	2,831,300	12,202,903
NuLegacy Gold Corp. (b)(c)	28,556,090	3,841,577
OceanaGold Corp. (a)	1,551,100	4,769,497
OceanaGold Corp.	4,431,459	13,648,894
Osisko Gold Royalties Ltd.	24,340	231,473
Osisko Gold Royalties Ltd. (a)	2,014,400	19,124,296
Osisko Mining, Inc. (b)(c)	7,704,239	13,325,547
Pan American Silver Corp.	2,755,798	45,387,993
Premier Gold Mines Ltd. (b)(c)	8,630,160	16,320,248
Rockhaven Resources Ltd. (b)	4,631,500	534,055
SEMAFO, Inc. (b)(c)	11,300,000	33,561,000
Strategic Metals Ltd. (b)(c)	10,113,400	3,304,143
Torex Gold Resources, Inc. (b)	1,597,000	11,797,802
Trifecta Gold Ltd. (b)(c)	2,325,199	169,807
Wheaton Precious Metals Corp.	1,491,675	31,250,591
Yamana Gold, Inc.	3,524,000	11,241,560
		552,253,834
Jersey - 1.6%
Randgold Resources Ltd. - ADR	201,400	14,873,390
Peru - 1.1%
Cia de Minas Buenaventura SAA - ADR	798,100	10,965,894
United Kingdom - 2.5%
Fresnillo PLC	1,742,300	23,760,300

United States - 5.7%
Contango ORE, Inc. (b)	263,200	5,922,000
Electrum Ltd. (b)(d)(e) (Originally acquired 12/21/07, Cost $13,065,361)	2,127,287	531,822
Newmont Mining Corp.	613,600	22,506,848
Royal Gold, Inc.	312,200	26,415,242
		55,375,912
Total Gold Related Securities		710,470,148

Other Precious Metals Related Securities - 7.9%
Canada - 6.8%
Bear Creek Mining Corp. (b)(c)	7,413,200	10,428,686
Ivanhoe Mines Ltd. - Class A (b)	7,882,379	15,693,863
MAG Silver Corp. (b)(c)	1,432,665	13,392,172
MAG Silver Corp. (b)(c)	2,661,600	24,832,728
Nickel Creek Platinum Ltd. (b)(c)	12,379,201	1,665,342
		66,012,791
United States - 1.1%
Sunshine Mining & Refining (b)(d)(e) (Originally acquired 03/15/11, Cost $21,353,108)	2,300,212	10,350,954
Total Other Precious Metals Related Securities		76,363,745

Other Securities - 0.8%
United States - 0.8%
Gold Bullion International LLC (b)(c)(d)(e) (Originally acquired 05/12/10, Cost $5,000,000)	5,000,000	6,893,000
I-Pulse, Inc. (b)(d)(e) (Originally acquired 10/09/07, Cost $175,524)	74,532	640,975
Total Other Securities		7,533,975
Total Common Stocks (Cost $979,837,038)		794,367,868

Private Fund - 1.7%
Gold Related Security - 1.7%
Tocqueville Bullion Reserve LP (b)(c)(d)(e) (Originally acquired 11/28/11, Cost $25,000,000)	13,806	16,213,127
Total Private Fund (Cost $25,000,000)		16,213,127
	Ounces
Gold Bullion - 15.2%
Gold Bullion (b)	119,680	146,498,529
Total Gold Bullion (Cost $70,975,249)		146,498,529

Warrants - 0.1%	Shares
Gold Related Securities - 0.1%
Canada - 0.1%
Almaden Minerals Ltd.
Expiration: 08/08/2019, Exercise Price: CAD $2.00 (b)(c)(d)(e) (Originally acquired 02/03/17, Cost $0)	79,585	4,772
Almaden Minerals Ltd.
Expiration: 11/11/2018, Exercise Price: CAD $2.00 (b)(c)(d)(e) (Originally acquired 05/11/16, Cost $0)	740,741	968
Barkerville Gold Mines Ltd.
Expiration: 11/16/2018, Exercise Price: CAD $1.30 (b)(d)(e) (Originally acquired 05/12/17, Cost $0)	3,555,000	–
East Asia Minerals Corp.
Expiration: 03/05/2020, Exercise Price: CAD $0.50 (b)(c)(d)(e) (Originally acquired 03/04/15, Cost $0)	4,617,560	192,746
East Asia Minerals Corp.
Expiration: 03/08/2022, Exercise Price: CAD $0.50 (b)(c)(d)(e) (Originally acquired 03/03/17, Cost $0)	3,321,250	140,423
East Asia Minerals Corp.
Expiration: 12/05/2019, Exercise Price: CAD $0.50 (b)(c)(d)(e) (Originally acquired 12/05/14, Cost $0)	976,493	–
Equinox Gold Corp.
Expiration: 04/16/2019, Exercise Price: CAD $2.92 (b)(d)(e) (Originally acquired 04/03/14, Cost $0)	150,000	11
Osisko Gold Royalties Ltd.
Expiration: 02/18/2022, Exercise Price: CAD $36.50 (b)	274,000	238,014
Total Gold Related Securities		576,934
Other Precious Metals Related Security - 0.0%
Canada - 0.0%
Nickel Creek Platinum Ltd.
Expiration: 08/08/22, Exercise Price: CAD $0.35 (b)(c)(d)(e) (Originally acquired 08/04/17, Cost $0)	6,189,601	388,263
Total Warrants (Cost $1)		965,197

Short-Term Investment - 0.7%
Money Market Fund - 0.7%
STIT - Treasury Portfolio - Institutional Class, 1.790% (f)	7,053,660	7,053,660
Total Short-Term Investment (Cost $7,053,660)		7,053,660

Total Investments (Cost $1,082,865,948) - 100.0%		965,098,381
Liabilities in Excess of Other Assets - 0.0%		(122,432)
Total Net Assets - 100.0%		$964,975,949

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Denotes an issue that is traded on a foreign exchange when a company is listed more than once.
(b)	Non-income producing security.
(c)	Affiliated company. See Footnote 2.
(d)	Denotes a security that is either fully or partially restricted to resale. The value of restricted securities as of July 31, 2018 was $35,357,061, which represented 3.7% of net assets.
(e)
Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a Level 3 security. See Footnote 1. The aggregate value of fair valued securities as of July 31, 2018 was $35,357,061, which represented 3.7% of net assets.

(f)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Delafield Fund
Schedule of Investments as of July 31, 2018
(Unaudited)
	Shares	Value
Common Stocks - 71.5%
Aerospace & Defense - 1.5%
Ducommun, Inc. (a)	135,000	$4,499,550
Auto Components - 3.2%
Cooper Tire & Rubber Co.	150,000	4,282,500
Gentex Corp.	115,000	2,668,000
Horizon Global Corp. (a)	375,000	2,606,250
		9,556,750
Building Products - 1.9%
Apogee Enterprises, Inc.	85,000	4,314,600
NCI Building Systems, Inc. (a)	100,000	1,595,000
		5,909,600
Chemicals - 13.9%
Eastman Chemical Co.	100,000	10,362,000
GCP Applied Technologies, Inc. (a)	120,000	3,498,000
HB Fuller Co.	140,000	7,935,200
Minerals Technologies, Inc.	85,000	6,426,000
PolyOne Corp.	175,000	7,848,750
WR Grace & Co.	75,000	5,539,500
		41,609,450
Commercial Services & Supplies - 1.6%
Pitney Bowes, Inc.	100,000	873,000
Team, Inc. (a)	175,000	3,815,000
		4,688,000
Construction and Engineering - 1.5%
Aegion Corp. (a)	175,000	4,336,500
Construction Materials - 3.2%
U.S. Concrete, Inc. (a)	190,000	9,595,000
Electrical Equipment - 1.8%
Acuity Brands, Inc.	38,000	5,283,140
Electronic Equipment, Instruments & Components - 11.7%
Avnet, Inc.	60,000	2,631,000
Fabrinet (a)	200,000	7,824,000
Flex Ltd. (a)	400,000	5,584,000
Plexus Corp. (a)	65,000	3,862,300
TTM Technologies, Inc. (a)	880,000	15,276,800
		35,178,100
Energy Equipment & Services - 2.7%
Aspen Aerogels, Inc. (a)	600,000	3,048,000
McDermott International, Inc. (a)	275,000	4,952,756
		8,000,756
Household Durables - 0.9%
Newell Brands, Inc.	100,000	2,619,000
Internet Software & Services - 1.6%
Cars.com, Inc. (a)	165,000	4,681,050
Machinery - 7.3%
Barnes Group, Inc.	75,000	5,088,750

Crane Co.	75,000	6,792,750
Harsco Corp. (a)	255,000	6,464,250
REV Group, Inc.	200,000	3,434,000
		21,779,750
Media - 2.1%
TEGNA, Inc.	565,000	6,231,950
Metals & Mining - 1.5%
Commercial Metals Co.	205,000	4,579,700
Professional Services - 2.2%
TrueBlue, Inc. (a)	250,000	6,762,500
Specialty Retail - 0.6%
Ascena Retail Group, Inc. (a)	475,000	1,748,000
Technology Hardware, Storage & Peripherals - 3.8%
Diebold Nixdorf, Inc.	450,000	5,107,500
Electronics For Imaging, Inc. (a)	50,000	1,706,000
Hewlett Packard Enterprise Co.	300,000	4,632,000
		11,445,500
Textiles, Apparel & Luxury Goods - 4.2%
Hanesbrands, Inc.	215,000	4,785,900
PVH Corp.	40,000	6,140,800
Sequential Brands Group, Inc. (a)	815,000	1,768,550
		12,695,250
Trading Companies & Distributors - 4.3%
Rush Enterprises, Inc. - Class A (a)	120,000	5,410,800
WESCO International, Inc. (a)	125,000	7,625,000
		13,035,800
Total Common Stocks (Cost $161,643,259)		214,235,346

Short-Term Investments - 28.8%
Money Market Fund - 4.9%
STIT-Treasury Portfolio - Institutional Class, 1.790% (b)	14,800,000	14,800,000

	Principal
Money Market Deposit Account - 7.3%	Amount
U.S. Bank Money Market Deposit Account, 0.300% (c)	$21,884,128	21,884,128

U.S. Treasury Bill - 16.6%
1.981%, 11/01/2018 (d)	50,000,000	49,745,084
Total Short-Term Investments (Cost $86,434,961)		86,429,212

Total Investments (Cost $248,078,220) - 100.3%		300,664,558
Liabilities in Excess of Other Assets - (0.3)%		(917,081)
Total Net Assets - 100.0%		$299,747,477

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate listed is the 7-day effective yield.
(c)	Variable rate security. The rate shown is as of 7/31/2018.
(d)	Rate show is the effective yield based on purchased price. The calculation assumed the security is held to maturity.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Tocqueville Select Fund
Schedule of Investments as of July 31, 2018
(Unaudited)

	Shares	Value
Common Stocks - 88.0%
Auto Components - 4.6%
Gentex Corp.	92,000	$2,134,400
Building Products - 2.2%
Apogee Enterprises, Inc.	19,900	1,010,124
Chemicals - 13.4%
Eastman Chemical Co.	21,500	2,227,830
Minerals Technologies, Inc.	28,900	2,184,840
WR Grace & Co.	24,200	1,787,412
		6,200,082
Commercial Services & Supplies - 5.1%
Team, Inc. (a)	109,100	2,378,380
Computers & Peripherals - 1.9%
Diebold Nixdorf, Inc.	77,000	873,950
Electrical Equipment - 2.8%
Acuity Brands, Inc.	9,300	1,292,979
Electronic Equipment, Instruments & Components - 12.7%
Fabrinet (a)(b)	51,000	1,995,120
Flex Ltd. (a)(b)	118,500	1,654,260
TTM Technologies, Inc. (a)	128,100	2,223,816
		5,873,196
Internet Software & Services - 9.3%
Cars.com, Inc. (a)	65,733	1,864,845
j2 Global, Inc.	28,400	2,409,456
		4,274,301
IT Services - 5.5%
EPAM Systems, Inc. (a)	19,400	2,526,074
Machinery - 9.2%
Harsco Corp. (a)	90,200	2,286,570
Stanley Black & Decker, Inc.	13,000	1,943,110
		4,229,680
Media - 3.2%
TEGNA, Inc.	136,000	1,500,080
Professional Services - 8.5%
ICF International, Inc.	27,100	1,995,915
TrueBlue, Inc. (a)	70,891	1,917,602
		3,913,517
Specialty Retail - 4.3%
Tile Shop Holdings, Inc.	237,000	1,967,100
Trading Companies & Distributors - 5.3%
WESCO International, Inc. (a)	40,300	2,458,300
Total Common Stocks (Cost $27,408,379)		40,632,163

Short-Term Investments - 11.8%
Money Market Fund - 4.8%
STIT-Treasury Portfolio - Institutional Class, 1.790% (c)	2,200,000	2,200,000

Money Market Deposit Account - 7.0%
U.S. Bank Money Market Deposit Account, 0.300% (d)	3,225,984	3,225,984
Total Short-Term Investments (Cost $5,425,984)		5,425,984

Total Investments (Cost $32,834,363) - 99.8%		46,058,147
Other Assets in Excess of Liabilities - 0.2%		111,537
Total Net Assets - 100.0%		$46,169,684

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Cayman Islands 4.3%; Singapore 3.6%.
(c)	Rate listed is the 7-day effective yield.
(d)	Variable Rate security. The rate shown is as of 7/31/2018.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

1) Fair Valuation Measurements (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

     When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  Common stocks of the International Value Fund that are traded on non-North American exchanges are valued using matrix pricing formulas provided by an independent pricing service.  These securities will be classified as Level 2 securities.  When matrix pricing formulas are not available and fair valuation is not applied, the use of closing prices provided by the primary source of the funds will be used.  These will be classified as Level 1 securities.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants and rights for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees.  These securities will generally be classified as Level 2 securities. If the warrant or right is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.  Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates. These contracts are classified as Level 2.  Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund's NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The following is a summary of the inputs used, as of July 31, 2018, involving the Funds' assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund
Assets
Common Stocks*	$ 277,357,240	$ -	$ -	$ 277,357,240

Preferred Stock*	-	-	1,600	1,600

Real Estate Investment Trust (REIT)*	6,836,000	-	-	6,836,000

Exchange-Traded Fund (ETF)*	3,592,000	-	-	3,592,000

Money Market Fund	1,641,395	-	-	1,641,395
Total Assets	$ 289,426,635	$ -	$ 1,600	$ 289,428,235

The Tocqueville Opportunity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$ 90,777,993	$ -	$ -	$ 90,777,993

Real Estate Investment Trusts (REITs)*	276,306	-	-	276,306

Purchased Call Options
Pharmaceuticals, Biotechnology & Life Sciences	28,000	136,000	-	164,000
Software & Services	331,750	-	-	331,750
Transportation	99,000	-	-	99,000
Total Purchased Call Options	458,750	136,000	-	594,750

Money Market Fund	238,339	-	-	238,339
Total Assets	$ 91,751,388	$ 136,000	$ -	$ 91,887,388

The Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$ 29,899,514	$ -	$ -	$ 29,899,514
Belgium	-	30,032,025	-	30,032,025
Brazil	20,978,910	-	-	20,978,910
Canada	25,351,523	-	-	25,351,523
Denmark	-	34,711,330	-	34,711,330
Finland	22,334,940	-	-	22,334,940
France	-	189,872,706	-	189,872,706
Germany	33,235,856	82,433,030	-	115,668,886
Hong Kong	12,196,457	5,775,291	-	17,971,748
Ireland	-	29,365,974	-	29,365,974
Japan	-	217,175,280	-	217,175,280
Netherlands	20,570,680	21,644,684	-	42,215,364
Netherlands Antilles	30,667,584	-	-	30,667,584
Republic of Korea	-	17,637,702	-	17,637,702
Spain	-	54,894,714	-	54,894,714
Sweden	-	22,358,001	-	22,358,001
Switzerland	77,467,916	-	-	77,467,916
United Kingdom	78,400,930	89,793,959	-	168,194,889
United States	43,583,322	-	-	43,583,322
Total Common Stocks	394,687,632	795,694,696	-	1,190,382,328

Preferred Stock	-	26,513,195	-	26,513,195

Money Market Fund	64,500,000	-	-	64,500,000

Money Market Deposit Account	-	20,075,222	-	20,075,222
Total Assets	$ 459,187,632	$ 842,283,113	$ -	$ 1,301,470,745

The Tocqueville Gold Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Gold Related	$ 703,846,519	$ 6,091,807	$ 531,822	$ 710,470,148
Other Precious Metals Related	66,012,791	-	10,350,954	76,363,745
Other	-	-	7,533,975	7,533,975
Total Common Stocks	769,859,310	6,091,807	18,416,751	794,367,868
				-
Private Fund** ^	-	-	-	16,213,127
				-
Gold Bullion*	-	146,498,529	-	146,498,529

Warrants	-	965,197	-	965,197

Money Market Fund	7,053,660	-	-	7,053,660

Total Assets	$ 776,912,970	$ 153,555,533	$ 18,416,751	$ 965,098,381

The Delafield Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$ 214,235,346	$ -	$ -	$ 214,235,346

Money Market Fund	14,800,000	-	-	14,800,000

Money Market Deposit Account	-	21,884,128	-	21,884,128

U.S. Treasury Bill	-	49,745,084	-	49,745,084

Total Assets	$ 229,035,346	$ 71,629,212	$ -	$ 300,664,558

The Tocqueville Select Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$ 40,632,163	$ -	$ -	$ 40,632,163

Money Market Fund	2,200,000	-	-	2,200,000

Money Market Deposit Account	-	3,225,984	-	3,225,984
Total Assets	$ 42,832,163	$ 3,225,984	$ -	$ 46,058,147

* For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.
** Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ The Gold Fund currently invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions. This private fund investment can only be disposed of with notice given 24 hours in advance of redemption.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:
	The Tocqueville International Value Fund	The Tocqueville Gold Fund
Transfers Into Level 1	$ -	$ -
Transfers Out of Level 1	(24,813,145)	(407,821)
Net Transfers Into/(Out of ) Level 1	(24,813,145)	(407,821)
Transfers Into Level 2	24,813,145	407,821
Transfers Out of Level 2	-	-
Net Transfers Into/(Out of ) Level 2	$ 24,813,145	$ 407,821

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

		The Tocqueville Fund	The Tocqueville Gold Fund
Beginning Balance - November 1, 2017		$ 1,600	$ 18,586,934
Purchases		-	-
Sales		-	-
Realized gains		-	-
Realized losses		-	-
Change in unrealized appreciation		-	(170,183)
Transfers in/(out) of Level 3		-	-
Ending Balance - July 31, 2018		$ 1,600	$ 18,416,751

     The movement from Level 1 to Level 2 in the International Value Fund was from the security being priced using matrix pricing formulas provided by an independent pricing service. The movement from Level 1 to Level 2 in the Gold Fund was from the securities being priced using the mean of the bid and ask price due to the lack of trading volume on July 31, 2018.  There were no transfers between levels in The Tocqueville Fund, The Delafield Fund or The Select Fund. Transfers between levels are recognized at the end of the reporting period.

Fund	Type of Security	Industry	Fair Value at 7/31/2018	Valuation Techniques	Unobservable Inputs	Range

The Tocqueville Fund	Preferred Stock	Health Care Equipment & Supplies	$ 1,600	Latest company valuation	Financing prices	$0.004

The Tocqueville Gold Fund	Common Stock	Gold Related	$ 531,822	Latest company valuation	Financing prices	$0.25 - $0.33

		Other Precious Metals Related	$ 10,350,954	Latest company financing price	Financing prices	$4.50

		Other	$ 7,533,975	Latest company financing price	Financing prices	$1.38-$8.60

     The significant unobservable inputs used in the fair value measurement of the Tocqueville Fund's preferred stock and the Gold Fund's common stocks are the most recent financing prices of the portfolio company, which approximate the companies' value in the market place.

Significant changes in the companies' ability to receive financing for new projects in the future would be an indication of the companies' financial position and market value.

      The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.

Derivative Instruments and Hedging Activities
The Funds' Adviser may use derivative instruments, such as options, as a means to manage exposure to different types of risk, including market risk and exchange rate risk, and to gain exposure to underlying securities. The Trust has adopted disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivatives affect an entity's results of operations and financial position.

In the Opportunity Fund, the Adviser used options to gain exposure to the underlying equity security and to earn premium income.

Balance Sheet - Values of Derivative Instruments as of July 31, 2018.

The Tocqueville Opportunity Fund
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Purchased Options	Investments, at Value	$ 594,750	Investments, at Value	$ -
Total		$ 594,750		$ -

Derivatives Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position;
the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds. The measurement of risks associated with these instruments is meaningful only when all related offsetting transactions are considered. The Fund may enter into written call options to hedge against changes in the value of equities. The Fund's option component of the overall investment strategy is often referred to as a "buy-write" strategy (also called a "covered call" strategy), in which the Adviser (as defined below) writes (sells) a call option contract while at the same time owning an equivalent number of shares of the underlying stock to generate moderate current income. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange's clearing house guarantees the options against default. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. The use of options do not create leverage in the Funds.

The average monthly value of purchased options in the Opportunity Fund during the period ended July 31, 2018 was $921,406.
The average monthly value of written options in the Opportunity Fund during the period ended July 31, 2018 was $13,500.

Transactions in options in the Opportunity Fund during the period ended July 31, 2018 were as follows:

	Notional Amount	Contracts
Outstanding, beginning of period:	$ 29,757,500	7,925
Options purchased	102,020,000	9,575
Options terminated in closing transactions	(75,256,250)	(11,650)
Options exercised	-	-
Options expired	(47,876,250)	(5,225)
Outstanding, end of period:	$ 8,645,000	625

2) Transactions with Affiliates (Unaudited)

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2017 through July 31, 2018.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	November 1, 2017		Additions		Reductions		July 31, 2018	Dividend	Realized	Change in Gross Unrealized	July 31, 2018
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance	Income	Gain/(Loss)	Appreciation/(Depreciation)	Value	Cost

The Tocqueville Gold Fund

Almaden Minerals Ltd.	5,607,319	$ 5,045,196	875,000	$ 685,388	(875,000)	$ (1,073,235)	5,607,319	$ -	$ (258,036)	$ (1,512,722)	$ 3,793,244	$ 4,657,349
Almaden Minerals Ltd. Warrant	740,741	-	-	-	-	-	740,741	-	-	(103,589)	968	-
Almaden Minerals Ltd. Warrant	875,000	-	-	-	(875,000)	-	-	-	-	(211,883)	-	-
Almaden Minerals Ltd. Warrant	79,585	-	-	-	-	-	79,585	-	-	(18,115)	4,772	-
Argonaut Gold, Inc.	2,837,000	12,710,613	-	-	-	-	2,837,000	-	-	(325,857)	4,797,940	12,710,613
ATAC Resources Ltd.	9,784,891	31,231,836	-	-	-	-	9,784,891	-	-	(61,327)	3,986,618	31,231,836
AuRico Metals, Inc. (a)	7,411,437	4,616,358	-	-	(7,411,437)	(4,616,358)	-	-	5,632,300	(2,851,953)	-	-
Bear Creek Mining Corp.	7,413,200	28,761,181	-	-	-	-	7,413,200	-	-	(776,446)	10,428,686	28,761,181
Contango ORE, Inc. (a)	263,200	5,000,800	-	-	-	-	263,200	-	-	690,900	5,922,000	5,000,800
Corvus Gold, Inc.	3,226,901	2,212,904	-	-	-	-	3,226,901	-	-	3,470,532	6,582,878	2,212,904
Corvus Gold, Inc.	13,030,000	10,588,821	548,000	825,263	-	-	13,578,000	-	-	14,110,522	27,661,775	11,414,084
Corvus Gold, Inc.	-	-	1,739,130	1,561,600	-	-	1,739,130	-	-	1,981,234	3,542,833	1,561,600
East Asia Minerals Corp.	13,290,994	22,796,021	-	-	-	-	13,290,994	-	-	(519,797)	561,944	22,796,021
East Asia Minerals Corp. Warrant	976,493	-	-	-	-	-	976,493	-	-	-	-	-
East Asia Minerals Corp. Warrant	3,321,250	-	-	-	-	-	3,321,250	-	-	(129,891)	140,423	-
East Asia Minerals Corp. Warrant	4,617,560	-	-	-	-	-	4,617,560	-	-	(182,715)	192,746	-
Falco Resources Ltd.	16,222,300	11,973,054	-	-	-	-	16,222,300	-	-	(6,588,593)	5,985,858	11,973,054
Falco Resources Ltd. Warrant	7,000,000	-	-	-	(7,000,000)	-	-	-	-	(475,855)	-	-
GoGold Resources, Inc. (a)	13,668,000	17,067,345	4,455,000	5,552,910	(13,668,000)	(17,067,345)	4,455,000	-	(8,729,202)	8,243,045	1,284,256	5,552,910
Gold Bullion International LLC	5,000,000	5,000,000	-	-	-	-	5,000,000	-	-	-	6,893,000	5,000,000
International Tower Hill Mines Ltd.	5,738,836	20,953,121	-	-	-	-	5,738,836	-	-	314,488	2,754,067	20,953,121
International Tower Hill Mines Ltd.	20,331,298	44,453,358	-	-	-	-	20,331,298	-	-	(26,154,947)	9,690,130	44,453,358
Jaguar Mining, Inc.	64,330,707	8,127,887	-	-	-	-	64,330,707	-	-	(279,128)	15,577,634	8,127,887
MAG Silver Corp.	2,827,100	31,221,184	-	-	(165,500)	(1,684,478)	2,661,600	-	333,107	(3,506,595)	24,832,728	29,536,706
MAG Silver Corp.	-	-	1,432,665	15,000,003	-	-	1,432,665	-	-	(1,607,831)	13,392,172	15,000,003
Nickel Creek Platinum	12,379,201	2,544,342	-	-	-	-	12,379,201	-	-	(1,155,746)	1,665,342	2,544,342
Nickel Creek Platinum Warrant	6,189,601	-	-	-	-	-	6,189,601	-	-	(504,602)	388,263	-
NuLegacy Gold Corp.	28,556,090	6,158,205	-	-	-	-	28,556,090	-	-	(142,685)	3,841,577	6,158,205
NuLegacy Gold Corp. Warrant	9,020,590	-	-	-	(9,020,590)	-	-	-	-	(2,797)	-	-
Osisko Mining, Inc.	5,704,239	14,650,796	2,000,000	6,732,118	-	-	7,704,239	-	-	(10,050,859)	13,325,547	21,382,914
Osisko Mining, Inc. (b)	2,000,000	6,732,118	-	-	(2,000,000)	(6,732,118)	-	-	-	-	-	-
Premier Gold Mines Ltd.	9,643,160	18,374,832	-	-	(1,013,000)	(2,592,311)	8,630,160	-	264,709	(6,725,794)	16,320,247	15,782,521
SEMAFO, Inc.	11,467,000	43,362,142	-	-	(167,000)	(245,313)	11,300,000	-	265,768	5,527,544	33,561,000	43,116,829
Strategic Metals Ltd.	10,113,400	14,557,309	-	-	-	-	10,113,400	-	-	(145,121)	3,304,143	14,557,309
Tocqueville Bullion Reserve LP - Class G (c)	13,806	25,000,000	-	-	-	-	13,806	-	-	(765,049)	16,213,127	25,000,000
Torex Gold Resources, Inc. (a)	2,366,950	34,206,758	-	-	(769,950)	(14,952,225)	1,597,000	-	(7,905,551)	(5,889,335)	11,797,802	19,254,533
Trifecta Gold Ltd.	2,325,199	-	-	-	-	-	2,325,199	-	-	(64,497)	169,807	-
		$ 427,346,181		$ 30,357,282		$ (48,963,383)		$ -	$ (10,396,905)	$ (36,415,464)	$ 248,613,527	$ 408,740,080
							-
The Delafield Fund
Real Industry, Inc. (a)	225,000	1,102,089	-	-	(225,000)	(1,102,089)	-	-	(1,023,642)	708,338	-	-
Xerium Technologies, Inc. (a)	700,000	9,534,818	-	-	(700,000)	(9,534,818)	-	-	(1,590,889)	6,244,818	-	-
		$ 10,636,907		$ -		$ (10,636,907)		$ -	$ (2,614,531)	$ 6,953,156	$ -	$ -
							$ -
The Tocqueville Select Fund
				-			-
Real Industry, Inc. (a)	890,281	3,561,317	-	-	(890,281)	(3,561,317)	-	-	(3,250,727)	2,003,325	-	-
Xerium Technologies, Inc. (a)	265,000	3,374,608	-	-	(265,000)	(3,374,608)	-	-	(734,617)	2,129,108	-	-
		$ 6,935,925		$ -		$ (6,935,925)		$ -	$ (3,985,344)	$ 4,132,433	$ -	$ -

(a) Security is no longer an affiliated company at July 31, 2018.
(b) Private security restrictions lifted during period and combined with other non restricted securities
(c) Tocqueville Bullion Reserve ("TBR") is a Delaware Limited Partnership created for the purpose of owning physical gold. The General Partner of TBR is TERA Management LLC ("Tera"), a Delaware Limited Liability Company, which is equally owned and managed by Tocqueville Partners II LLC ("TP2"), a Delaware

Limited Liability Company, and Eidesis Real Assets LLC ("Eidesis"), a Delaware Limited Liability Company. The Managing Member of TP2 is Robert Kleinschmidt, President of the Trust, who has a 51% participating percentage in TP2 and the sole Non-Managing Member is John Hathaway, co-portfolio manager of the Tocqueville Gold Fund, who has a 49% participating percentage.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Tocqueville Trust

By (Signature and Title) /s/ Robert W. Kleinschmidt
                                           Robert W. Kleinschmidt, President

Date                                 September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert W. Kleinschmidt
                                              Robert W. Kleinschmidt, President

Date                                 September 27, 2018

By (Signature and Title)* /s/ Helen Balk
                                              Helen Balk, Treasurer

Date                                 September 27, 2018

* Print the name and title of each signing officer under his or her signature.